Goodwill, Net (Details) - Schedule of Change in the Carrying Amount of Goodwill by Segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)		Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)		Aug. 31, 2022 CNY (¥)
Schedule of Change in the Carrying Amount of Goodwill by Segment [Line Items]
Beginning balance	¥ 1,110,802
Impairment	(593,748)		$ (83,744)	¥ (147,116)		¥ (419,805)
Ending balance	527,297		$ 74,372	1,110,802
Overseas Schools [Member]
Schedule of Change in the Carrying Amount of Goodwill by Segment [Line Items]
Beginning balance	807,481					704,695
Impairment	(547,344)	[1]			[2]
Exchange realignment	10,243			102,786
Ending balance	270,381			807,481
Complementary Education Services [Member]
Schedule of Change in the Carrying Amount of Goodwill by Segment [Line Items]
Beginning balance	303,321					450,437
Impairment	(46,404)	[1]		(147,116)	[2]
Exchange realignment
Ending balance	256,917			303,321
Goodwill [Member]
Schedule of Change in the Carrying Amount of Goodwill by Segment [Line Items]
Beginning balance	1,110,802					¥ 1,155,132
Impairment	(593,748)	[1]		(147,116)	[2]
Exchange realignment	10,243			102,786
Ending balance	¥ 527,297			¥ 1,110,802

[1]	For the year ended August 31, 2024, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Overseas Schools and Hangzhou Impression reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Overseas Schools and Hangzhou Impression reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 547,344 and RMB 46,404 as impairment loss on goodwill of Overseas Schools and Hangzhou Impression reporting units on the consolidated statement of operations for the year ended August 31, 2024, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units are a discount rate of 15.0% (Overseas Schools) (2023: 15.0%); 16.5% (Hangzhou Impression) (2023: 16.5%); a terminal growth rate of 1.5% (Overseas Schools) (2023: 2.0%); 2.0% (Hangzhou Impression) (2023: 2.0%); and forecasts future revenues. The impairment is recorded in overseas schools and complementary education services reportable segment, respectively. Furthermore, based on the result of the Group’s annual goodwill impairment performed as of August 31, 2024, it is determined that the carrying amount of the Can-achieve reporting unit did not exceed its fair value, therefore, no impairment loss was recorded. In the Group’s 2024 annual goodwill impairment assessment for the Can-achieve reporting unit, the key assumptions used are a discount rate of 17.5% (2023: 17.5%), a terminal growth rate of 2.0% (2023: 2.0%) and forecast future revenue.
[2]	For each of the years ended August 31, 2022 and 2023, the Company performed impairment test of its goodwill. Based on the results of the Group’s annual goodwill impairment assessment performed as of August 31, 2022 for all of reporting units, it is determined that the carrying amounts of the Group’s goodwill reporting units did not exceed their respective fair values and, therefore, no impairment existed, except for the Overseas Schools reporting unit. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of the Overseas Schools reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 419,805 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2022. The impairment is recorded in Overseas Schools reportable segment. For the year ended August 31, 2023, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Can-achieve and Hangzhou Impression reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Can-achieve and Hangzhou Impression reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 116,755 and RMB 30,361 as impairment loss on goodwill of Can-achieve and Hangzhou Impression reporting units on the consolidated statement of operations for the year ended August 31, 2023, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units are a discount rate of 17.5% (Can-achieve); 16.5% (Hangzhou Impression); a terminal growth rate of 2.0% (Can-achieve); 2.0% (Hangzhou Impression); and forecasts future revenues. The impairment is recorded in complementary education services reportable segment. Furthermore, based on the result of the Group’s annual goodwill impairment performed as of August 31, 2023, it is determined that the carrying amount of the Overseas Schools reporting unit did not exceed its fair value, therefore, no impairment loss was recorded. In the Group’s 2023 annual goodwill impairment assessment for the Overseas Schools reporting unit, the key assumptions used are a discount rate of 15.0% (2022: 15.0%), a terminal growth rate of 2.0% (2022: 2.3%) and forecast future revenue.